UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00663

ARES CAPITAL CORPORATION

(Name of Registrant)

245 Park Avenue, 44th Floor
New York, New York 10167
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                  Title of the class of securities of Ares Capital Corporation (the “Company”) to be redeemed:

6.00% Notes due April 1, 2012 (CUSIP: 01903Q AB 4) (the “Notes”).

(2)           Date on which the securities are to be redeemed:

The Notes will be redeemed on April 27, 2011 (the “Redemption Date”).

(3)           Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of June 16, 2006 (the “Base Indenture”), between the Company and The Bank of New York Mellon (formerly The Bank of New York), as trustee, as amended (the “Indenture”) and (ii) Section 1.01(g) of the Second Supplemental Indenture, dated as of December 8, 2006, between the Company and The Bank of New York Mellon, as trustee (the “Second Supplemental Indenture”).

(4)           The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($161,210,000 aggregate principal amount) pursuant to the terms of the Indenture and Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 28th day of March, 2011.

ARES CAPITAL CORPORATION

By:	/s/ Penni F. Roll
	Name:	Penni F. Roll
	Title:	Chief Financial Officer